BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (5,828,000)	$ (23,676,000)	$ (3,913,000)
Accumulated deficit	1,246,207,000	1,240,379,000
Net cash inflow (used) from operations	19,829,000	(3,400,000)	$ (24,147,000)
Cash and cash equivalents	53,797,000	34,221,000
Subsidiaries | China
Cash and cash equivalents	12,200,000	$ 12,200,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0